Expense Example {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Industrials Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Industrials Fund-Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Industrials Fund-Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,905
Fidelity Advisor Industrials Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798